Intangible assets, net (Tables)	6 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Software	$5,948,981	$5,610,547
Courseware	29,137,211	30,443,609
Copyrights	11,161,314	12,266,906
	46,247,506	48,321,062
Less: accumulated amortization	(38,317,331)	(39,999,028)
Less: impairment	(7,721,199)	(8,067,388)
Intangible assets, net	$208,976	$254,646

Schedule of amortization of intangible asset
2024	$69,486
2025	69,486
2026	66,849
2027	3,155
Total	$208,976